Concentrations	12 Months Ended
Dec. 31, 2022
Concentrations [Abstract]
CONCENTRATIONS

NOTE 17 - CONCENTRATIONS

Customer

The following table sets forth information as to each customer that accounted for 10% or more of the Company’s revenue for the years ended December 31, 2022, 2021 and 2020.

Customer	Year Ended December 31, 2022	Year Ended December 31, 2021		Year Ended December 31, 2020
A	36.5%	*	%	*	%
B	25.0%	*	%	*	%
C	24.1%	*	%	*	%
E	* %	11.1%		*	%

*	Less than 10%